Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Repayment schedule [Abstract]
Project debt	$ 4,621,940	$ 5,036,193
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Interest payment	52,074
Nominal repayment	170,195
Between January and September 2023 [Member]
Repayment schedule [Abstract]
Project debt	149,769
Between October and December 2023 [Member]
Repayment schedule [Abstract]
Project debt	174,980
2022 [Member]
Repayment schedule [Abstract]
Interest payment		18,017
Nominal repayment		317,388
2023 [Member]
Repayment schedule [Abstract]
Project debt		355,956
2024 [Member]
Repayment schedule [Abstract]
Project debt	341,020	369,528
2025 [Member]
Repayment schedule [Abstract]
Project debt	453,890	498,712
2026 [Member]
Repayment schedule [Abstract]
Project debt	381,112	411,514
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,898,900	$ 3,065,078